N-4	Oct. 20, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Oct. 20, 2023
Amendment Flag	false
Premier Solutions Standard (Series II)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying FundsEffective immediately, the Current Expenses for the Fidelity Advisor® Real Estate Fund - Class M shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.31%	-28.25%	0.99%	4.39%

Portfolio Company Objective [Text Block]	FUNDTYPE
Premier Solutions Standard (Series II) | FidelityAdvisorRealEstateFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(28.25%)
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	4.39%
Premier Solutions Standard
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying FundsEffective immediately, the Current Expenses for the Fidelity Advisor® Real Estate Fund - Class M shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.31%	-28.25%	0.99%	4.39%

Premier Solutions Standard | FidelityAdvisorRealEstateFundClassMMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	28.25%
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	4.39%